SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Income before income taxes	$ (10,634,797)
Taxes under statutory US tax rates	(2,233,307)
State taxes net of federal benefit	(584,523)
Permanent items	(50,678)
Transfer in of partnership deferred tax asset	219,856
Increase in valuation allowance	2,648,652
Income tax expense